INCOME TAX (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Tax rate	16.50%	16.50%	16.50%	16.50%	21.00%	35.00%
Operating loss carryforward	$ 1,022,179		$ 1,013,406	$ 1,055,378
Deferred tax assets	0		0	0
Singapore
Operating loss carryforward	2,481
Deferred tax assets	$ 422
Tax rate foreign	17.00%
Hong Kong [Member]
Operating loss carryforward	$ 37,706		$ 34,270	$ 21,108
Income tax rate description	the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5%		the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5%
Operating loss carryforward	$ 228,524
Deferred tax assets	37,706
United States of America incurred [Member]
Operating loss carryforward			$ 4,661,451
Operating loss carryforwards, Expire			2041
Deferred tax assets	$ 984,051		$ 978,905
Taxpayer limitation period	20 years